Summary of Significant Accounting Policies, Textuals, Equity Method Investee (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Noncontrolling Interest
Equity in income from Anglesey	$ 0	$ 0
Anglesey Aluminum Limited
Noncontrolling Interest
Ownership Percentage of Anglesey	49.00%
Equity in income from Anglesey	0	0
Carrying amount of equity method investments	$ 0		$ 0
Expected period of not resuming the use of equity method of accounting	12 months